Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components in accumulated other comprehensive income (loss) for each type of investment securities available-for-sale, investment securities held-to-maturity, and cash flow hedges:

	Held-to-Maturity Securities	Available-for-Sale Securities	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss) Net of Tax
	(Dollars in millions)
Accumulated other comprehensive income (loss) ("AOCI")
Balance at December 31, 2015, net of tax	$5	$—	$(3)	$2
Net unrealized loss, net of tax	—	16	(44)	(28)
Reclassifications out of AOCI	(1)	1	7	7
Balance at June 30, 2016, net of tax	$4	$17	$(40)	$(19)

Balance at December 31, 2014, net of tax	$—	$8	$—	$8
Balance at June 30, 2015, net of tax	$—	$8	$—	$8
Stockholders’ Equity

Preferred Stock

Preferred stock with a par value of $0.01 and a liquidation value of $1,000 and additional paid in capital attributable to preferred stock at June 30, 2016 is summarized as follows:

	Rate	Earliest Redemption Date	Shares Outstanding	Preferred Shares
				(Dollars in millions)
Series C Preferred Stock	9.0%	1/31/2012	266,657	$267

Our Series C Preferred Stock was issued under the Troubled Asset Relief Program ("TARP") Capital Purchase Program. The U.S. government subsequently sold the Series C Preferred Stock to unrelated third-parties. At June 30, 2016, we have deferred $102 million of dividend payments, which is not reflected in the Consolidated Financial Statements until paid. For further information on the subsequent event related to our redemption of TARP, see Note 21 of the Notes to the Consolidated Financial Statements, herein.

Stockholders' Equity

Preferred Stock

Preferred stock with a par value of $0.01 and a liquidation value of $1,000 and additional paid in capital attributable to preferred stock at December 31, 2015 is summarized as follows.

	Dividend Rate (1)	Earliest Redemption Date (1)	Shares Outstanding	Preferred Shares	Preferred Stock
	(Dollars in millions)
Series C Preferred Stock	9.0%	1/31/2012	266,657	$—	$267

(1)	Earliest redemption date at the Company's option.
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components in accumulated other comprehensive income (loss) for each type of investment securities available-for-sale, investment securities held-to-maturity, and cash flow hedges.

	Held-to-Maturity Securities	Available-for-Sale Securities (1)	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss) Net of Tax
	(Dollars in millions)
Accumulated other comprehensive income (loss) ("AOCI")
Balance at December 31, 2014, net of tax	$—	$8	$—	$8
Net unrealized loss, net of tax	—	(5)	(5)	(10)
Reclassifications out of AOCI (1)	—	2	2	4
Transfer of net unrealized loss from AFS to HTM	5	(5)	—	—
Balance at December 31, 2015, net of tax	$5	$—	$(3)	$2

Balance at December 31, 2013, net of tax	$—	$(5)	$—	$(5)
Net unrealized gain, net of tax	—	13	—	13
Reclassifications out of AOCI (1)	—	—	—	—
Balance at December 31, 2014, net of tax	$—	$8	$—	$8

Balance at December 31, 2012, net of tax	$—	$(2)	$—	$(2)
Net unrealized gain, net of tax	—	(3)	—	(3)
Reclassifications out of AOCI (1)	—	—	—	—
Balance at December 31, 2013, net of tax	$—	$(5)	$—	$(5)

(1)	Reclassifications are reported in other noninterest income on the Consolidated Statement of Operations.